Tradr 2X Long WULF Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$20,507,496
TOTAL NET ASSETS — 100.0%	$20,507,496

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Terawulf, Inc.	Receive	8.63% (OBFR01* + 500bps)	At Maturity	11/23/2026	$25,214,708	$-	$8,071,226
TOTAL EQUITY SWAP CONTRACTS								$8,071,226

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.